SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories
Quartzite unprocessed blocks	$ 116,143
Quartzite processed slabs	55,583
Total	$ 171,726